Consolidated Statements of Changes in Shareholders' Equity		Common Stock [Member] Common Class A [Member] SGD ($) shares	Common Stock [Member] Common Class B [Member] SGD ($) shares	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)
Balance at Jun. 30, 2022				$ 10	$ 598,980	$ 725,339		$ 1,324,329
Balance, shares at Jun. 30, 2022 | shares	[1]			20,000,000
Dividends declared to the former shareholders						(870,000)		(870,000)
Net loss						(441,745)		(441,745)
Balance at Jun. 30, 2023				$ 10	598,980	(586,406)		12,584
Balance, shares at Jun. 30, 2023 | shares	[1]			20,000,000
Net loss						(1,466,690)		(1,466,690)
Balance at Jun. 30, 2024				$ 10	598,980	(2,053,096)		(1,454,106)
Balance, shares at Jun. 30, 2024 | shares	[1]			20,000,000
Net loss						(5,432,893)	$ (4,236,173)	(5,432,893)
Issuance of the net shares				$ 10	17,311,436			17,311,446
Issuance of the net shares, shares | shares	[1]			9,200,000
Redesignation of shares		$ 13	$ 7	$ (20)
Redesignation of shares, shares | shares	[1]	18,652,750	10,547,250	(29,200,000)
Balance at Jun. 30, 2025		$ 13	$ 7		$ 17,910,416	$ (7,485,989)		$ 10,424,447
Balance, shares at Jun. 30, 2025 | shares	[1]	18,652,750	10,547,250

[1]	Giving retroactive effect to the 2,000 for 1 share split effected on June 12, 2024.